Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment as of December 31, 2017 and 2016 was as follows:

		December 31,
	Life	2017	2016
Manufacturing equipment	3-5 years	$700,000	$690,000
Research equipment	5 years	37,000	37,000
Computer equipment	3-4 years	43,000	43,000
Furniture and fixtures	7 years	37,000	37,000
Property and equipment, gross		817,000	807,000
Less: accumulated depreciation		765,000	737,000
Property and equipment, net		$52,000	$70,000